Assets held for sale	6 Months Ended
Sep. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale
6. Assets held for sale

Assets and businesses are classified as held for sale when their carrying amounts are recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Once assets and businesses are classified as held for sale, depreciation and equity accounting ceases and the assets and businesses are remeasured if their carrying value exceeds their fair value less expected costs to sell.
The results and cash flows of assets or businesses classified as held for sale or sold during the year, that meet the criteria of being a major separate line of business or geographical area of operation, are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement.
The following assets and liabilities were classified as held for sale:

	30 September 2025			31 March 2025
	Total assets held for sale £m	Total liabilities held for sale £m	Net assets/(liabilities) held for sale £m	Total assets held for sale £m	Total liabilities held for sale £m	Net assets/(liabilities) held for sale £m
National Grid Renewables	—	—	—	1,528	(108)	1,420
Grain LNG	1,146	(328)	818	1,100	(326)	774
Net assets/(liabilities) held for sale	1,146	(328)	818	2,628	(434)	2,194
National Grid Renewables
On 24 February 2025, the Group agreed to sell NG Renewables, its US onshore renewables business, to Brookfield Asset Management. The disposal subsequently completed on 29 May 2025 for consideration of £1,531 million ($2,061 million) and remains subject to certain completion adjustments. As NG Renewables did not represent a separate major line of business or geographical operation, it did not meet the criteria for classification as discontinued operations and therefore the results for the period are not separately disclosed on the face of the income statement.
Financial information relating to the loss arising on the disposal of NG Renewables is set out below:

£m
Goodwill	51
Property, plant and equipment	438
Investment in joint venture	906
Trade and other receivables	141
Cash and cash equivalents	58
Financial investments	41
Other assets	66
Total assets on disposal	1,701
Borrowings	(2)
Other liabilities	(159)
Total liabilities on disposal	(161)
Net assets on disposal	1,540

Satisfied by:
Proceeds	1,531
Total consideration	1,531

Less:
Disposal-related costs	(11)
Loss on disposal before tax and reclassification of foreign currency translation reserve	(20)

Reclassification of foreign currency translation reserve¹	(76)
Tax	5
Post-tax loss on disposal	(91)
1.The reclassification of the foreign currency translation reserve attributable to NG Renewables comprises a loss of £84 million relating to the retranslation of NG Renewables’ operations offset by a gain of £8 million relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the Group’s net investment in NG Renewables.

NG Renewables generated loss after tax of £14 million for the period until 29 May 2025 (2024: £17 million loss).
6. Assets held for sale continued

Grain LNG
On 14 August 2025, the Group agreed to sell Grain LNG, its UK LNG asset, to a consortium of multinational energy company, Centrica plc and energy transition infrastructure investment firm, Energy Capital Partners LLC, part of Bridgepoint Group plc. The terms of the transaction comprise total proceeds of £1.66 billion, subject to certain completion adjustments, and the sale is expected to complete in the second half of the financial year ending 31 March 2026 following the receipt of all customary government and regulatory approvals.
As the sale is considered to be highly probable and expected to complete within a year, the associated assets and liabilities have been presented as held for sale in the consolidated statement of financial position at 30 September 2025. However, as Grain LNG does not represent separate major lines of business or geographical operations, it has not met the criteria for classification as a discontinued operation and therefore its results for the period are not separately disclosed on the face of the income statement.
The following assets and liabilities were classified as held for sale at 30 September 2025.

Grain LNG
£m
Other intangible assets	26
Property, plant and equipment	949
Trade and other receivables	30
Cash and cash equivalents	122
Other assets	19
Total assets	1,146

Borrowings	(133)
Other liabilities	(195)
Total liabilities	(328)
Net assets	818
No impairment losses were recognised on reclassification of the Grain LNG assets and liabilities classified to held for sale. The profit after tax for Grain LNG for the period ended 30 September 2025 was £68 million (2024: £69 million).